Sales - Narrative (Details) ton in Thousands, megawatt_hour in Thousands, cubic_meter in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ton cubic_meter megawatt_hour	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 68.1	$ 63.3	$ 111.8
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3.6
Derivative notional amount | ton	14,279
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 5.3
Derivative notional amount | ton	26,273
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 8.5
Derivative notional amount | ton	53,927
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 2.7
Derivative notional amount | ton	11,498
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 6.7
Cubic meters of product | cubic_meter	12,822
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 40.3
MWh of energy | megawatt_hour	636,647